Introduction, basis of presentation of the consolidated financial statements and other information (Details 5)	Dec. 31, 2019
Projected IGPM Annualized [Abstract]
Up to 3 months	3.29%
From 3 to 12 months	3.26%
From to 1 to 3 years	2.62%
From 3 to 5 years	2.94%
More than 5 years	3.21%